Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income taxes
	For the Years Ended June 30,
	2021	2020	2019
Current income tax expenses	$145,541	$-	$-
Deferred income tax expenses	-	-	-
Income tax expenses	$145,541	$-	$-

Schedule of reconciliation of the statutory tax rate to the effective tax rate
	For the Years Ended June 30,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	(15.2)%	(1.0)%	10.6%
Effect of non-deductible expenses	(0.1)%	(0.3)%	(0.2)%
Effect of change in valuation allowance and others	(11.6)%	(23.7)%	(35.4)%
	(1.9)%	$0%	$0%

Schedule of deferred tax assets
	June 30, 2021	June 30, 2020
Net operating loss carrying forward	$4,449,630	$3,512,414
Less: valuation allowance	(4,449,630)	(3,512,414)
	$-	$-